Note 1 - Summary of Significant Accounting Policies: Fair Value of Financial Instruments: Fair Value Measurements, Recurring and Nonrecurring (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Fair Value Measurements, Recurring and Nonrecurring

	Fair Value Measurement at December 31, 2011 Using:

	December 31, 2011	Quoted Prices In Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Cash and equivalents	$14,773	$14,773	$-	$-
	$14,773	$14,773	$-	$-

Liabilities
Note payable to stockholder	35,650	35,650	-	-
	$35,650	$35,650	$-	$-